Note 8 - Intangible Assets - Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017	$ 539
2018	449
2019	396
2020	314
2021	209
Thereafter	151
	2,058	$ 1,892
Mortgage Servicing Rights [Member]
2017	440
2018	350
2019	297
2020	215
2021	162
Thereafter	140
	1,604	1,499
Core Deposits [Member]
2017	99
2018	99
2019	99
2020	99
2021	47
Thereafter	11
	$ 454	$ 393